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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A
                                 AMENDMENT NO. 1

                              FORM 13F/A COVER PAGE


               Report for the Quarter Ended March 31, 2002.

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, NY  10017

13F File Number:    28-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         (212) 599-0090
Signature, Place, and Date of Signing:

  /S/ JEFFREY D. TANNENBAUM     New York, New York     July 2, 2003
  -------------------------     ------------------     -------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           16

Form 13F Information Table Value Total:           $253,358


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

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                           FORM 13F INFORMATION TABLE

                         TITLE                                                                             VOTING AUTHORITY
                           OF                  VALUE      SHARES/    SH/   PUT/   INVSTMT     OTHER   ---------------------------
NAME OF ISSUER           CLASS      CUSIP    (X$1,000)    PRN AMT    PRN   CALL   DSCRETN   MANAGERS     SOLE     SHARED    NONE
--------------           -----    ---------  ---------  ----------   ---   ----   --------  --------- ----------  -------  ------
ADELPHIA COMMUNICATIONS  NOTE     006848BG9     9,620   13,000,000   PRN            SOLE              13,000,000
 CORP                    6.00%
                         2/1
AKAMAI TECHNOLOGIES INC  SB NT    00971TAC5    20,130   39,665,000   PRN            SOLE              39,665,000
                         CV
                         5.5%07
ALEXION PHARMACEUTICALS  NOTE     015351AB5     8,564   13,075,000   PRN            SOLE              13,075,000
 INC                     5.75%
                         3/1
ALLEGIANCE TELECOM INC   COM      01747T102       527      175,800   SH             SOLE                 175,800
AT & T CDA INC           DEPS     00207Q902    10,233      380,000   SH    CALL     SOLE                 380,000
                         RCPT
                         CL B
CONSECO INC              COM      208464107    24,192    6,682,910   SH    CALL     SOLE               6,682,910
CONSECO INC              COM      208464907     9,423    2,603,000   SH    CALL     SOLE               2,603,000
CONSECO INC              COM      208464957     1,086      300,000   SH    PUT      SOLE                 300,000
K MART CORP              COM      482584109     5,589    3,493,000   SH             SOLE               3,493,000
K MART CORP              COM      482584959       340      212,500   SH    PUT      SOLE                 212,500
K MART FING 1            PFD      498778208     1,616      155,055   PRN            SOLE                 155,055
                         TRCV
                         7.75%
MPOWER HOLDING CORP      PFD CV   62473L200       386      385,500   PRN            SOLE                 385,500
                         D 7.25%
RITE AID CORP            COM      767754104    97,749   28,251,072   SH             SOLE              28,251,072
TYCO INTL LTD NEW        COM      902124906    58,176    1,800,000   SH    CALL     SOLE               1,800,000
WILMINGTON TRUST CORP    COM      971807102     5,207       77,365   SH             SOLE                  77,365
XO COMMUNICATIONS INC    SUB NT   983764AC5       520   52,000,000   PRN            SOLE              52,000,000
                         CV
                         5.75%09